BANK AND OTHER BORROWINGS (Details Narrative)							1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 21, 2022 USD ($)	Jul. 13, 2022 USD ($)	Jul. 08, 2022 USD ($)	May 31, 2022 USD ($)	May 28, 2022 USD ($)	Dec. 11, 2021 USD ($)	Nov. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 21, 2022 CNY (¥)	Jul. 13, 2022 CNY (¥)	Jul. 08, 2022 CNY (¥)	May 31, 2022 CNY (¥)	May 28, 2022 CNY (¥)	Dec. 11, 2021 CNY (¥)	Nov. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Aug. 31, 2020 CNY (¥)	Jul. 31, 2020 CNY (¥)
Line of Credit Facility [Line Items]
Interest rate description		interest at 14.4%	interest at 14.4%
Interest expense											$ 10,388	$ 4,327	$ 21,077	$ 13,814	$ 17,816	$ 14,325
Maturity date		Jul. 13, 2024	Jul. 08, 2024
Interest Expense, Debt													$ 21,077	$ 13,814	17,816	14,325
Related Party Transaction [Member]
Line of Credit Facility [Line Items]
Interest expense															$ 12,789
Hua Hui (Shenzhen) Education Management Ltd [Member]
Line of Credit Facility [Line Items]
Principal amount										$ 199,000																¥ 1,300,000
Interest rate description										The loan bears interest at the rate of 0.7% per month.
Interest expense								$ 12,789
China Construction Bank [Member]
Line of Credit Facility [Line Items]
Principal amount				$ 149,000					$ 139,000											¥ 1,000,000					¥ 910,000
Interest rate description				interest at 4.45%					interest at the base Loan Prime Rate of 3.85% plus 0.4%
Maturity date				May 26, 2023					Jul. 21, 2023
Huaneng Guicheng Trust Co., Ltd [Member]
Line of Credit Facility [Line Items]
Principal amount							$ 79,000	$ 115,000								$ 115,000						¥ 500,750		¥ 750,000
Interest rate description								interest at the base Loan Prime Rate of 3.85% plus 8.75%.
Maturity date								Dec. 21, 2022
Shenzhen Qianhai Webank Co Ltd [Member]
Line of Credit Facility [Line Items]
Principal amount				$ 24,000	$ 10,000	$ 79,000	$ 79,000													¥ 161,000	¥ 69,000	¥ 500,750	¥ 500,000
Interest rate description				interest at 11.34%	interest at 11.34%	interest at 10.71%	interest at 3.6%
Maturity date				May 21, 2024	May 21, 2024	Dec. 21, 2023	Dec. 11, 2021
Debt bearing interest rate							3.60%																3.60%
Webank Co Ltd [Member]
Line of Credit Facility [Line Items]
Principal amount		$ 23,000	$ 15,000															¥ 153,000	¥ 99,000
Guang Dong Nanyuebank Co Ltd [Member]
Line of Credit Facility [Line Items]
Principal amount		$ 53,000	$ 34,000															¥ 357,000	¥ 231,000
Huaneng Guicheng [Member]
Line of Credit Facility [Line Items]
Principal amount	$ 57,000																¥ 380,000
Interest rate description	interest at 12.6%
Maturity date	Jul. 21, 2024